Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Fair values and the carrying values of the financial instruments

The balances of financial instrument assets and liabilities and the measurement criteria are presented in accordance with the following categories:

(a)	Level 1 – prices negotiated (without adjustment) in active markets for identical assets or liabilities;
(b)	Level 2 – inputs other than prices negotiated in active markets included in Level 1 and observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
(c)	Level 3 - inputs for assets or liabilities that are not based on observable market variables (unobservable inputs).

		Level	Carrying value		Carrying value	Fair value
December 31, 2024	Note		Measured at fair value through profit or loss	Measured at amortized cost	Total
Financial assets:
Cash and cash equivalents
Cash and banks	4.a	-	‐	405,840	405,840	405,840
Securities and funds in local currency	4.a	-	‐	1,286,152	1,286,152	1,286,152
Securities and funds in foreign currency	4.a	-	‐	379,601	379,601	379,601
Securities and funds in local currency	4.b	Level 2	2,271,979	‐	2,271,979	2,271,979
Securities and funds in foreign currency	4.b	-	‐	2,854,126	2,854,126	2,854,126
Derivative instruments	4.b	Level 2	833,986	‐	833,986	833,986
Energy trading futures contracts	25.h	Level 2	404,695	‐	404,695	404,695
Trade receivables	5.a	-	‐	3,913,004	3,913,004	3,913,004
Reseller financing	5.a	-	‐	1,404,883	1,404,883	1,404,883
Other receivables and other assets	-	-	‐	386,853	386,853	386,853

Total			3,510,660	10,630,459	14,141,119	14,141,119

Financial liabilities:
Financing	15.a	Level 2	2,085,149	7,004,027	9,089,176	8,871,550
Debentures	15.a	Level 2	3,468,647	1,302,687	4,771,334	4,728,701
Derivative instruments	15.a	Level 2	441,600	‐	441,600	441,600
Energy trading futures contracts	26.h	Level 2	114,776	‐	114,776	114,776
Trade payables	16.a	-	‐	3,518,385	3,518,385	3,518,385
Trade payables - reverse factoring	16.b	-	‐	1,014,504	1,014,504	1,014,504
Subscription warrants – indemnification	19	Level 1	47,745	‐	47,745	47,745
Financial liabilities of customers	-	-	‐	180,225	180,225	180,225
Contingent consideration	-	Level 3	42,186	52,988	95,174	95,174
Other payables	-	-	‐	171,520	171,520	171,520

Total			6,200,103	13,244,336	19,444,439	19,184,180

		Level	Carrying value		Carrying value	Fair value
December 31, 2023	Note		Measured at fair value through profit or loss	Measured at amortized cost	Total
Financial assets:
Cash and cash equivalents			‐	‐	‐	‐
Cash and banks	4.a	-	‐	125,152	125,152	125,152
Securities and funds in local currency	4.a	-	‐	5,476,726	5,476,726	5,476,726
Securities and funds in foreign currency	4.a	-	‐	323,810	323,810	323,810
Financial investments			‐	‐	‐	‐
Securities and funds in local currency	4.b	Level 2	82,592	‐	82,592	82,592
Derivative instruments	4.b	Level 2	1,162,283	‐	1,162,283	1,162,283
Trade receivables	5.a	-	‐	4,269,473	4,269,473	4,269,473
Reseller financing	5.a	-	‐	1,189,886	1,189,886	1,189,886
Trade receivables - sale of subsidiaries	5.c	-	‐	924,364	924,364	924,364
Other receivables and other assets	-	-	‐	393,036	393,036	393,036
Total			1,244,875	12,702,447	13,947,322	13,947,322

Financial liabilities:
Financing	15.a	Level 2	1,584,452	4,449,857	6,034,309	5,853,165
Debentures	15.a	Level 2	4,618,704	488,269	5,106,973	5,094,933
Derivative instruments	15.a	Level 2	626,735	‐	626,735	626,735
Trade payables	16.a	-	-	4,682,671	4,682,671	4,682,671
Trade payables - reverse factoring	16.b	-	‐	1,039,366	1,039,366	1,039,366
Subscription warrants – indemnification	19	Level 1	87,299	‐	87,299	87,299
Financial liabilities of customers	-	-	‐	308,934	308,934	308,934
Contingent consideration	27.c	Level 3	112,196	‐	112,196	112,196
Other payables	-	-	‐	190,090	190,090	190,090
Total			7,029,386	11,159,187	18,188,573	17,995,389

Changes in financial liabilities measured at level 3 of the fair value hierarchy

The changes in financial liabilities measured at level 3 of the fair value hierarchy are presented below:

Balance as of December 31, 2022	-
Additions	111,151
Monetary variation	1,045
Balance as of December 31, 2023	112,196

Update of earnout assumptions	(71,388)
Settlement	(7,500)
Monetary variation	8,878
Balance as of December 31, 2024	42,186

Summary of risks, which are mitigated and managed using specific financial instruments
Risks	Exposure origin	Management
Market risk - exchange rate	Possibility of losses resulting from exposures to exchange rates other than the functional presentation currency, which may be of a financial or operational origin.	Seek exchange rate neutrality, using hedging instruments if applicable.
Market risk - interest rate	Possibility of losses resulting from the contracting of fixed-rate financial assets or liabilities.	Maintain most of the net financial exposure indexed to floating rates, linked to the basic interest rate.
Market risk - commodity prices	Possibility of losses resulting from changes in the prices of the main raw materials or products sold by the Company and their effects on profit or loss, statement of financial position and cash flow.	Hedging instruments, if applicable.
Credit risk	Possibility of losses associated with the counterparty's failure to comply with financial obligations due to insolvency issues or deterioration in risk classification.	Diversification and monitoring of counterparty’s solvency and liquidity indicators.
Liquidity risk	Possibility of inability to honor obligations, including guarantees, and incurring losses.	For cash management: financial investments liquidity. For debt management: seek the combination of better terms and costs, by monitoring the ratio of average debt term to financial leverage.

Assets and liabilities exposed to foreign currency, translated to Reais, and/or exposed to floating interest rates
			Exchange rate			Interest rate
	Note	Currency	12/31/2024	12/31/2023	Index	12/31/2024	12/31/2023
Assets
Cash, cash equivalents, and financial investments	4.a	USD	3,428,520	371,474	DI	3,558,131	5,559,318
Trade receivables, net of allowance for expected credit losses	5.a	USD	27,393	84,855	-	‐	‐
Inventories	6	USD	93,821	-	-	-	-
Trade receivables - sale of subsidiaries	5.c	BRL/ USD	‐	715,877	DI	‐	208,487
Other assets in foreign currency	-	USD	21,028	152,393	-	‐	‐
			3,570,762	1,324,599		3,558,131	5,767,805
Liabilities
Loans, financing and debentures (1)	15.a	USD/ EUR/ JPY	(6,681,657)	(5,297,013)	DI	(3,515,010)	(1,242,524)
Loans – FINEP	15.a	-	‐	‐	TJLP	(679)	(1,264)
Payables arising from imports	16.a	USD	(936,140)	(1,730,426)	-	‐	‐
Other liabilities in foreign currency	-	USD	(41,298)	‐	‐	‐	‐
			(7,659,095)	(7,027,439)		(3,515,689)	(1,243,788)
Derivative instruments	25.f	USD / EUR / JPY	3,470,855	5,309,125	DI	(6,380,131)	(8,567,676)
			(617,478)	(393,715)		(6,337,689)	(4,043,659)
Net liability position - effect on equity			‐	(10,857)		‐	‐
Net liability position - effect on profit or loss			(617,478)	(382,858)		(6,337,689)	(4,043,659)

(1)	Gross transaction costs of R$ 7,807 (R$ 10,116 as of December 31, 2023 and R$ 12,405 as of December 31, 2022) and discount on notes in the foreign market of R$ 5,246 (R$ 8,107 as of December 31, 2023 and R$ 10,968 as of December 31, 2022).

Sensitivity analysis with devaluation of the Real and interest rate increase

Sensitivity analysis with devaluation of the Real and interest rate increase

	Exchange rate - Real devaluation (i)	Interest rate increase (ii)
Effect on profit or loss	(28,637)	(260,723)
Total	(28,637)	(260,723)

(i)

The average U.S. dollar rate of R$ 6.4226 was used for the sensitivity analysis, based on future market curves as of December 31, 2024 on the net position of the Company exposed to the currency risk, simulating the effects of devaluation of the Real on profit or loss. The closing rate considered was R$ 6.1923. The table above shows the effects of the exchange rate changes on the net liability position of R$ 617,478 (or US$ 99,716 using the closing rate) in foreign currency as of December 31, 2024.

(ii)	For the probable scenario presented, the Company used as a base scenario the market curves affected by the Interbank Deposit (DI) rate and the Long-Term Interest Rate (TJLP). The sensitivity analysis shows the incremental expenses and income that would be recognized in financial result, if the market curves of floating interest at the base date were applied to the average balances of the current year. The annual base rate used was 10.88% and the sensitivity rate was 14.77% according to reference rates made available by B3.

Positions of derivative financial instruments to hedge commodity price risk
Derivative	Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Commodity forward	(7,707)	20,702	(12,430)	2,663

(*) The table above shows the positions of derivative financial instruments to hedge commodity price risk as of December 31, 2024 and 2023, in addition to a sensitivity analysis considering a valuation of 10% of the closing price for each year. For further information, see Note 25.f.

Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments

The credit risk of financial institutions and governments related to cash and cash equivalents, financial ivestments and derivative financial instruments as of December 31, 2024, by counterparty rating, is summarized below:

	Fair value
Counterparty credit rating	12/31/2024	12/31/2023
AAA	7,557,385	6,714,493
AA	285,520	408,375
A	3,668	464
Others (*)	185,111	47,231
Total	8,031,684	7,170,563

(*) Refers substantially to investments as minority interest, which are classified as long-term investments.

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities and leases payable as of December 31, 2024 by the Company and its subsidiaries, listed by maturity. The amounts presented are the contractual undiscounted cash flows, and may differ from the amounts disclosed in the statement of financial position:

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Loans including future contractual interest (1) (2)	4,087,776	6,071,329	4,646,153	1,503,918	16,309,176
Derivative instruments (3)	392,381	933,913	(1,082,726)	(779,771)	(536,203)
Trade payables	3,518,385	‐	‐	‐	3,518,385
Trade payables - reverse factoring	1,014,504	‐	‐	‐	1,014,504
Leases payable	355,336	523,929	346,561	891,997	2,117,823
Financial liabilities of customers	30,257	170,158	‐	‐	200,415
Contingent consideration	‐	‐	42,186	‐	42,186
Other payables	159,930	17,990	‐	‐	177,920
	9,558,569	7,717,319	3,952,174	1,616,144	22,844,206

(1)	The interest on loans was estimated based on the US dollar futures contracts, Yen futures contracts, Euro futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2024.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)	The derivative instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 as of December 31, 2024. In the table above, only the derivative instruments with negative results at the time of settlement were considered.

Schedule of leverage ratio at the end of the year

The leverage ratio at the end of the period is as follows:

	12/31/2024	12/31/2023
Gross debt (a)	15,787,262	13,291,951
Cash, cash equivalents, and short-term investments (b)	8,031,684	7,170,563
Net debt = (a) - (b)	7,755,578	6,121,388
Equity	15,823,444	14,029,826
Net debt-to-equity ratio	49.01%	43.63%

Position of hedging instruments

The table below summarizes the gross balance of the position of derivative instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Contracted rates		Maturity	Notional amount (2)	Fair value as of 12/31/2024		Gains (losses) as of 12/31/2024
	Assets	Liabilities		12/31/2024	Assets	Liabilities	Profit or loss	Fair value adjustment of debt - R$
Foreign exchange swapp (1)	USD + 3.28%	105.7% of DI	Sept/25	USD 206,067	76,649	(3,808)	171,493	5,647
Foreign exchange swap (1)	EUR + 5.16%	109.2% of DI	Mar/25	EUR 115,518	76,123	‐	84,875	(1,742)
Foreign exchange swap (1)	JPY + 1.50%	109.4% of DI	Mar/25	JPY 12,564,393	‐	(45,826)	47,567	5,294
Foreign exchange swap (1)	SOFR + 1.29%	112.5% of DI	Sept/25	USD 4,535	2,114	‐	2,566	(30)
Interest rate swap (1)	IPCA + 5.13%	104.5% of DI	Jun/32	BRL 2,660,000	189,156	-	(345,529)	355,746
Interest rate swap (1)	IPCA + 2.83%	69.5% of DI	Nov/41	BRL 151,465	-	(3,321)	(3,321)	37,511
Interest rate swap (1)	11.17%	104.3% of DI	Jul/27	BRL 525,791	‐	(53,638)	(67,786)	62,628
Commodity forward (1)	USD	Heating Oil/ RBOB	Jan/25	USD 5,753	3,104	(11,869)	(25,309)	‐
NDF (1)	USD	USD	Feb/25	USD 6,853	729	(6,022)	(34,336)	‐
				Total - designated	347,875	(124,484)	(169,780)	465,054
Derivatives not designated as hedge accounting
Foreign exchange swap	USD + 0.00%	52.5% of CDI	Jun/29	USD 300,000	465,032	‐	268,734	‐
NDF	USD	BRL	Mar/25	USD 15,425	13,546	(6,501)	42,241	‐
Commodity forward	BRL	Heating Oil/ RBOB	Mar/25	USD 2,422	4,926	(3,867)	53,069	‐
Interest rate swap	USD + 5.25%	CDI -1.4%	Jun/29	USD 300,000	‐	(306,748)	(166,103)	‐
				Total - not designated	483,504	(317,116)	197,941	‐
				Total	831,379	(441,600)	28,161	465,054

(1)	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
(2)	Currency as indicated.

Derivatives designated as hedge accounting

Product	Contracted rates		Maturity	Notional amount (3)	Fair value as of 12/31/2023		Gains (losses) as of 12/31/2023
	Assets	Liabilities		12/31/2023	Assets	Liabilities	Profit or loss	Fair value adjustment of debt - R$
Foreign exchange swap (2)	USD + 0.00%	53.60% of DI	Oct/26	USD 234,000	‐	(106,657)	(145,949)	-
Foreign exchange swap (1)	USD + 5.47%	110.02% of DI	Sept/25	USD 206,067	‐	(119,094)	(223,555)	(3,768)
Foreign exchange swap (1)	EUR + 5.12%	111.93% of DI	Jan/24	EUR 22,480	‐	(22,529)	(23,304)	230
Foreign exchange swap (1)	JPY + 1.50%	109.40% of DI	Mar/25	JPY 12,564,393	‐	(120,746)	(130,726)	(4,775)
Interest rate swap (1)	IPCA + 5.03%	102.87% of DI	Jun/32	BRL 3,226,054	598,311	‐	260,301	(313,641)
Interest rate swap (1)	10.48%	103.64% of DI	Jun/27	BRL 615,791	12,515	(3,182)	10,694	(10,163)
Commodity forward (1)	BRL	Heating Oil/ RBOB	Jan/24	USD 129,894	22,343	(854)	(50,977)	‐
NDF (1)	BRL	USD	Feb/24	USD 211,179	3,959	(833)	19,012	‐
				Total - designated	637,128	(373,895)	(284,504)	(332,117)
Derivatives not designated as hedge accounting
Foreign exchange swap	0.00%	52.99% of CDI	Jun/29	USD 375,000	186,925	(45,877)	(188,395)	‐
NDF	USD	BRL	Mar/24	USD 457,099	1,468	(8,409)	(105,597)	‐
Commodity forward	BRL	Heating Oil/ Marine Fuel/ Others	Mar/24	USD 18,127	1,524	(2,310)	5,489	‐
Interest rate swap	5.25%	1.36% of CDI	Jun/29	USD 300,000	‐	(196,243)	9,257	‐
				Total - not designated	189,917	(252,839)	(279,246)	‐
				Total	827,045	(626,734)	(563,750)	(332,117)

(1)	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
(2)	Derivative financial instruments designated for cash flow hedge accounting (see Note 25.g.2).
(3)	Currency as indicated.

Derivatives designated as hedge accounting
Product	Contracted rates		Maturity	Notional amount (3)	Gains (losses) as of 12/31/2022
	Assets	Liabilities		12/31/2022	Profit or loss	Fair value adjustment of debt - R$
Foreign exchange swap	USD + 4.95%	106.67% of DI	Sept-25	USD 221,339	(121,296)	28,000
Foreign exchange swap	EUR + 3.42%	111.60% of DI	Mar-23	EUR 9,709	2,573	(8)
Foreign exchange swap	USD + LIBOR-3M + 1.14%	105.00% of DI	-	-	(21,566)	‐
Interest rate swap	IPCA + 5.03%	102.87% of DI	Jun-32	BRL 3,226,054	(143,762)	(44,312)
Interest rate swap	6.47%	99.94% of DI	Nov-24	BRL 90,000	(5,069)	(486)
Commodity Forward	BRL	Heating Oil/ RBOB	Jul-23	USD 181,880	(944,896)	‐
NDF	BRL	USD	Jan-23	USD 127,233	53,672	‐
				Total - designated	(1,180,344)	(16,806)
Derivatives not designated as hedge accounting
Foreign exchange swap	0.00%	53.0% of CDI	Jun-29	USD 375,000	(85,474)	‐
NDF	USD	BRL	Jul-23	USD 1,116,702	(440,359)	‐
Interest rate swap	USD + 5.25%	CDI - 1.36%	Jun-29	USD 300,000	(266,445)	‐
				Total - not designated	(792,278)	‐
				Total	(1,972,622)	(16,806)

Sensitivity analysis level 2 hierarchy

Sensitivity analysis – level 2 hierarchy

	Valuation technique	Fair value of energy contracts	Sensitivity of inputs to fair value (a)
Financial assets	Discounted cash flow method	404,695	+10%	382,794
			-10%	404,581

Financial liabilities		114,776	+10%	115,361
			-10%	125,715

(a) This 10% variation scenario represents a fluctuation considered reasonable by the Company, based on the history of negotiations concluded under similar market conditions.